CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Advertising
Third parties	$ 505,934	$ 445,426	$ 439,911
Related parties	237,295	194,860	86,583
Total advertising revenue	743,229	640,286	526,494
Non-advertising (including amortization of deferred revenues from E-House of $18,745, $11,959 and $10,435 for 2013, 2014 and 2015, respectively)	137,440	127,955	138,612
Total net revenues	880,669	768,241	665,106
Costs of revenues:
Advertising	280,455	244,697	216,513
Non-advertising	54,925	45,644	54,551
Total costs of revenue	335,380	290,341	271,064
Gross profit	545,289	477,900	394,042
Operating expenses:
Sales and marketing	230,428	228,927	160,411
Product development	209,771	192,322	146,332
General and administrative	92,868	83,039	64,727
Goodwill impairment		14,526
Total operating expenses	533,067	518,814	371,470
Income (loss) from operations	12,222	(40,914)	22,572
Interest and other income, net	22,392	28,925	18,792
Change in fair value of investor option liability (Note 17)		(46,972)	21,064
Income from equity method investments, net	218	19,471	9,525
Realized gain (loss) on investments	19,790	227,824	(7,387)
Investment related impairment	(8,479)	(19,593)	(6,134)
Income before income tax expense	46,143	168,741	58,432
Income tax expense	(10,420)	(6,970)	(14,602)
Net income	35,723	161,771	43,830
Less: Net income (loss) attributable to the non-controlling interests	10,045	(15,031)	(1,302)
Net income attributable to SINA	25,678	176,802	45,132
Available-for-sale investments:
Change in unrealized gain (net of tax of nil, nil, and nil for 2013, 2014 and 2015 respectively)	43,878	76,431	46,787
Less: reclassification adjustment for net gain included in net income (net of tax of nil, nil, and nil for 2013, 2014 and 2015, respectively)	18,986	981
Net change in unrealized gain, net of tax	24,892	75,450	46,787
Currency translation adjustments	(37,009)	(17,446)	21,307
Total other comprehensive income (loss)	(12,117)	58,004	68,094
Total comprehensive income	23,606	219,775	111,924
Less: Comprehensive income (loss) attributable to non-controlling interests	9,531	(15,351)	(859)
Comprehensive income attributable to SINA	$ 14,075	$ 235,126	$ 112,783
Basic net income per share attributable to SINA (in dollars per share)	$ 0.43	$ 2.72	$ 0.68
Shares used in computing basic net income per share attributable to SINA (in shares)	60,237	64,950	66,741
Diluted net income per share attributable to SINA (in dollars per share)	$ 0.40	$ 2.63	$ 0.66
Shares used in computing diluted net income per share attributable to SINA (in shares)	60,648	71,565	67,087